Definition of Terms in Fund Name	Sep. 03, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average capital appreciation. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the consumer discretionary sector. Under normal circumstances, the Trust will invest at least 80% of its assets in E-Commerce Companies. E-Commerce Companies are companies that market their goods and services online and those technology companies that create the tools to make it possible, and may include companies from the following industries: Digital Advertisements and Marketing, Digital Media and Entertainment, Internet Marketplace Platforms, Mobile Hardware, Online Retailers, Fullfillment, Mobile Banking Solutions, and Traditional Retailers with an Online Presence.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust seeks to capitalize on the continued growth in e-commerce. The portfolio invests in E-Commerce Companies, which are companies that market their goods and services online, and in the technology companies that create the tools to make it possible.

Areas Included in Portfolio:

•	Cloud Computing
•	Content Distributors
•	Logistics
•	Payments
•	Search Engines
•	Web Advertisements
•	Web Hubs

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend-paying securities, foreign securities, depositary receipts, VIEs, emerging and/or developing market companies and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.